INCOME TAX - Components of loss before income taxes (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Components of loss before income taxes
Loss before income taxes	¥ 223,294,678	$ 34,221,406	¥ 51,998,954	¥ 144,560,198
PRC, excluding Hong Kong S.A.R.
Components of loss before income taxes
Loss before income taxes	165,783,490		13,363,885	108,078,831
Hong Kong S.A.R.
Components of loss before income taxes
Loss before income taxes	38,305,342		36,302,843	32,293,002
Cayman
Components of loss before income taxes
Loss before income taxes	5,332,840		646,803	4,043,086
Japan
Components of loss before income taxes
Loss before income taxes	7,697,439		258,209
Others
Components of loss before income taxes
Loss before income taxes	¥ 6,175,567		¥ 1,427,214	¥ 145,279